Offerings - Offering: 1	May 12, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	6.375% Series D Cumulative Redeemable Preferred Stock, $0.10 par value per share
Amount Registered	97,512,461
Maximum Aggregate Offering Price	$ 97,512,461
Carry Forward Form Type	S-3
Carry Forward File Number	333-272051
Carry Forward Initial Effective Date	May 18, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 14,929.16
Offering Note

1
The registrant has previously registered securities under a Registration Statement on Form S-3ASR (Registration No. 333-272051), filed with the Securities and Exchange Commission on May 18, 2023 (the “Prior Registration Statement”), which became effective automatically upon filing. The registrant previously paid filing fees in connection with offerings made pursuant to the Prior Registration Statement, including an offering of up to $100,000,000 of shares of 6.375% Series D cumulative preferred stock by means of a 424(b)(5) prospectus supplement, dated March 5, 2025, in connection with which the registrant paid filing fees of $15,310.

As of the date of this registration statement, shares of 6.375% Series D cumulative preferred stock having an aggregate offering price of up to $97,512,461 remain unsold under the Prior Registration Statement.

Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the shares of 6.375% Series D cumulative preferred stock that remain unsold under the Prior Registration Statement, and $14,929.16 of the registration fees previously paid with respect to the 6.375% Series D cumulative preferred stock that remains unsold under the Prior Registration Statement will continue to be applied to such securities. Pursuant to Rule 415(a)(6), the offering of the shares of 6.375% Series D cumulative preferred stock that remain unsold under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.